Subsequent Events (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended					1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 29, 2014	Jan. 20, 2014	Jan. 31, 2014	Apr. 30, 2014	Dec. 31, 2010	Sep. 09, 2014	Jan. 08, 2015	Dec. 23, 2014	Oct. 03, 2014	Dec. 16, 2014	Oct. 20, 2014
Subsequent Event [Line Items]
Interest rate	4.50%		4.50%		4.50%
Repayments of Related Party Debt			$ 16,500	$ 9,000	$ 9,000
Discount convertible promissory note	59,774		149,768
Common stock issued to note holder, shares			12,500
Debt instrument, convertible embedded conversion feature			341,987
LipidViro Tech, Inc [Member]
Subsequent Event [Line Items]
Reverse Merger shares exchanged							23,125,001
CEO [Member]
Subsequent Event [Line Items]
Due to related parties	20,500		20,500		21,000			115,000
Maturity date								May 30, 2014
Director [Member]
Subsequent Event [Line Items]
Interest rate										12.50%	4.85%
Debt instrument, Peroid									6 months	6 months
Due to related parties									10,000	10,000
Maturity date											Dec. 31, 2015
Note issued to director	16,000		16,000		16,000					25,000	56,000
Interest Payable										1,562
Description of debt instrument										The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate												12.00%
Interest rate minimum												12.00%
Interest rate maximum												15.00%
Common stock issued to note holder, shares												12,500
Subsequent Event [Member] | LipidViro Tech, Inc [Member]
Subsequent Event [Line Items]
Interest rate							12.00%
Debt instrument, Peroid							1 year
Reverse Merger shares exchanged							23,125,001
Description of debt instrument							Beginning on September 29, 2014 and on each of the following 6 successive months thereafter, LipidViro is obligated to pay 1/6th of the face amount of the note and accrued interest.
Conversion price							0.30
Convertible debt, Description							All overdue accrued and unpaid interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. Company may prepay the note for the sum of the then outstanding principal amount of the convertible note and guaranteed interest multiplied by 125%. The Company must reserve and keep available out of its authorized and unissued shares of common stock a number of shares of common stock at least equal to 150% of the Required Minimum for the sole purpose of issuance upon conversion of the note and payment of interest on the note. Event of Default that results in the eventual acceleration of this Note, the interest rate on the note shall accrue at an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate permitted under applicable law.
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Interest rate										12.50%
Note issued to director										25,000
Interest Payable										1,562
Description of debt instrument										The note shall be paid at the earlier of the Company's receipt of $50,000 in debt or equity funding or 365 days.
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Interest rate													3.00%	15.00%	12.00%
Interest rate minimum															12.00%
Interest rate maximum															15.00%
Amount of convertible debt														50,000	50,000
Debt instrument, Peroid													1 year		1 year
Principal amount													109,000
Common stock issued to note holder, shares														50,000	12,500
Convertible debt, Description													Conversion price equal to the lower of $0.50 or 80% of the share price that will be used by the Company in its next share issuance.
Warrant exercise price													$ 0.63
Warrant term													2 years
Warrants issued to note holder													21,800
Subsequent Event [Member] | Convertible Debt One [Member]
Subsequent Event [Line Items]
Interest rate																8.00%	8.00%
Debt instrument, Peroid																1 year	1 year
Principal amount																$ 93,000	$ 93,000
Convertible debt, Description																Convertible to common shares 180 days from the date of the notes using a conversion price equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion.	Convertible to common shares 180 days from the date of the notes using a conversion price equivalent to 70% of the lowest daily VWAP (volume weighted average price) during the 10-day trading period immediately prior to conversion.